RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2023
Related Party Transactions
RELATED PARTY TRANSACTIONS

11. RELATED PARTY TRANSACTIONS

The following amounts due to related parties are included in trade payables and accrued liabilities (note 7).

	March 31, 2023	December 31, 2022

Directors and Officers of the Company	181,341	43,235
	181,341	43,235

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

(a)	Related party transactions

During the year ended December 31, 2022, ThreeD Capital Inc. subscribed for a further 1,213,538 common shares of PNRC (1,279,069 shares on a post-RTO and post-consolidation basis), for a further investment of $3,064,582 (USD 2,427,076) (2021 - $374,123). As of March 31, 2022, ThreeD Capital Inc. beneficially owns 6,644,950 shares (December 31, 2022 - 8,662,347 shares) in both cases on a post-RTO and post-consolidation basis, constituting approximately 5.49% (December 31, 2022– 7.5%) of the issued and outstanding shares of the Company.

Between March 2 and March 3, 2022, PNRC issued promissory notes to its officers and directors as well as its shareholders as below:

Directors and Officers of the Company	35,000
ThreeD Capital Inc.	762,180
NAN	1,270,000
2,067,180

On April 30, 2022, all amounts owing in respect of the above promissory notes were repaid in full by payment of cash in an amount of $2,018,568, including interest and fees, and by issuing 310,000 PNRC Shares (326,740 shares of the Company on a post-RTO and post-consolidation basis).

(b)	Key management personnel is defined as members of the Board of Directors and senior officers.

Key management compensation was related to the following:

	March 31, 2023	March 31, 2022
Management fees	802,074	498,974
Corporate and administration expenses	59,182	45,731
	861,256	544,705

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

For the three months ended March 31, 2023

(Expressed in Canadian dollars)